Convertible Notes (Details Narrative) - USD ($)		1 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 19, 2025	Dec. 31, 2025	Jun. 30, 2025	Feb. 28, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Aug. 15, 2024	Dec. 31, 2023	Sep. 30, 2022
Debt Instrument [Line Items]
Amortization of debt discount							$ 2,411,907	$ 196,077
Converted notes payable						$ 196,077		$ 196,077
Warrants outstanding		2,909,434				270,010	2,909,434	270,010		0
Debt converted, amount converted							$ 11,450,455
Gain (loss) on extinguishment of debt							6,843,707	$ 909,486
Reclass of derivative liability to APIC	$ 1,604,000						1,604,000	0
11 Convertible notes [Member]
Debt Instrument [Line Items]
Converted notes payable				$ 2,075,000
Warrants outstanding				432,296
Payment of debt issuance costs				$ 166,000
Debt Instrument, Unamortized Discount		$ 2,075,000					2,075,000
11 Convertible notes [Member] | Original Issue Discount [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount		166,000					166,000
11 Convertible notes [Member] | Warrant Discount [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount		882,000					882,000
11 Convertible notes [Member] | Derivative Liability [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount		1,027,000					1,027,000
17 Convertible notes [Member]
Debt Instrument [Line Items]
Converted notes payable									$ 1,121,000
3 Convertible notes [Member]
Debt Instrument [Line Items]
Converted notes payable						$ 175,000		$ 175,000
Warrants outstanding						218,750		218,750
2024 Subscription Agreements [Member]
Debt Instrument [Line Items]
Payment of debt issuance costs						$ 89,680
Debt Instrument, Unamortized Discount						1,296,000		$ 1,296,000
2024 Subscription Agreements [Member] | Original Issue Discount [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount						103,680		103,680
2024 Subscription Agreements [Member] | Warrant Discount [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount						546,863		546,863
2024 Subscription Agreements [Member] | Derivative Liability [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount						645,457		645,457
2022 Convertible note [Member]
Debt Instrument [Line Items]
Converted notes payable											$ 54,000
Debt converted, liabilities settled								23,400
Debt converted, amount converted								54,000
Debt converted, amount converted								$ 1,702
Debt converted, shares issued								496,193
Debt converted, shares issued, value								$ 126,655
Gain (loss) on extinguishment of debt								130,462
July and August 2024 Convertible Notes [Member] | 17 Note Holders [Member]
Debt Instrument [Line Items]
Debt converted, amount converted			$ 1,121,000
Debt converted, amount converted			$ 97,353
Debt converted, shares issued			507,661
Gain (loss) on extinguishment of debt			$ 2,640,611
Debt settled			381,522
Decrease in derivative liability			$ 2,127,000
Nov and Dec 2024 Convertible Notes [Member] | 6 Note Holders [Member]
Debt Instrument [Line Items]
Debt converted, amount converted					$ 1,850,000
Debt converted, amount converted					$ 114,897
Debt converted, shares issued					818,709
Gain (loss) on extinguishment of debt					$ 4,130,203
Debt settled					1,324,787
Decrease in derivative liability					$ 354,000
Feb 2025 Convertible Note [Member] | 1 Note holder [Member]
Debt Instrument [Line Items]
Debt converted, amount converted		25,000
Debt converted, amount converted		$ 2,171
Debt converted, shares issued		11,321
Gain (loss) on extinguishment of debt		$ 72,893
Debt settled		10,515
Convertible Notes [Member]
Debt Instrument [Line Items]
Interest expense							196,472	50,723
Amortization of debt discount							1,302,420	196,077
Accrued interest		$ 32,773				$ 50,723	$ 32,773	$ 50,723